Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001050915
Registrant Name	QUANTA SERVICES, INC.
Registration File Number	333-281209
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES